Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Financial Instruments [Abstract]
Notional Amounts, Weighted-Average Fixed Rates, And Terms Associated With The Company's Interest Rate Swaps

Notional Amounts	Weighted Average Fixed Rate	Term
(In millions)
$1,300	2.84%	January 1, 2015 – December 31, 2015
$1,300	2.74%	January 1, 2016 – December 31, 2016
$1,000	2.53%	January 1, 2017 – December 31, 2017
$750	2.54%	January 1, 2018 – December 31, 2018

Schedule Of Derivatives, Location In Consolidated Balance Sheets

	December 31, 2014		December 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Liability Derivative Instruments:	(In thousands)

Derivatives Designated as Hedging Instruments:
Interest rate swap contracts	Current portion of other long-term liabilities	$29,147	Current portion of other long-term liabilities	$31,069
Interest rate swap contracts	Other long-term liabilities	25,847	Other long-term liabilities	34,509
Total Derivatives		$54,994		$65,578

Effects Of The Derivative Contracts On Consolidated Statements Of Operations

	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationship	Amount of (Loss) Gain Recognized in OCI on Derivative Instruments (net of tax)		Location of Loss Reclassed from Accumulated OCI Into Income	Amount of Loss Reclassified from Accumulated OCI into Income (net of tax)
	2014	2013		2014	2013
	(In thousands)			(In thousands)
Interest rate swap contracts	$(29,239)	$62	Cost of ATM operating revenues	$(35,459)	$(25,871)